Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	£ 1,528.5	£ 1,395.1
Additions	304.6	387.6
Transfers to net investment in subleases	(4.6)	(7.0)
Disposals	(10.3)	(43.0)
Depreciation of right-of-use assets	(256.8)	(262.2)	£ (272.9)
Impairment charges included within restructuring costs	(128.8)	(33.5)	(12.5)
Exchange adjustments	(50.4)	91.5
Ending balance, right-of-use assets	1,382.2	1,528.5	1,395.1
Right of use assets that meet the definition of an investment property	20.8	18.5
Lease liabilities, beginning balance	2,210.6	2,041.8
Additions	287.9	377.3
Interest expense related to lease liabilities	106.3	95.7	90.9
Disposals	(13.1)	(48.0)
Repayment of lease liabilities (including interest)	(361.6)	(402.0)
Exchange adjustments	(75.6)	145.8
Lease liabilities, ending balance	2,154.5	2,210.6	2,041.8
Land and buildings
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,482.2	1,357.0
Additions	255.0	363.8
Transfers to net investment in subleases	(4.6)	(7.0)
Disposals	(9.2)	(42.2)
Depreciation of right-of-use assets	(235.9)	(245.3)	(254.7)
Impairment charges included within restructuring costs	(128.8)	(33.3)
Exchange adjustments	(49.1)	89.2
Ending balance, right-of-use assets	1,309.6	1,482.2	1,357.0
Lease liabilities, beginning balance	2,162.2	2,002.5
Additions	237.7	353.6
Interest expense related to lease liabilities	103.4	94.2
Disposals	(11.4)	(46.1)
Repayment of lease liabilities (including interest)	(340.0)	(385.6)
Exchange adjustments	(74.1)	143.6
Lease liabilities, ending balance	2,077.8	2,162.2	2,002.5
Plant and machinery
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	46.3	38.1
Additions	49.6	23.8
Transfers to net investment in subleases	0.0	0.0
Disposals	(1.1)	(0.8)
Depreciation of right-of-use assets	(20.9)	(16.9)	(18.2)
Impairment charges included within restructuring costs	0.0	(0.2)
Exchange adjustments	(1.3)	2.3
Ending balance, right-of-use assets	72.6	46.3	38.1
Lease liabilities, beginning balance	48.4	39.3
Additions	50.2	23.7
Interest expense related to lease liabilities	2.9	1.5
Disposals	(1.7)	(1.9)
Repayment of lease liabilities (including interest)	(21.6)	(16.4)
Exchange adjustments	(1.5)	2.2
Lease liabilities, ending balance	£ 76.7	£ 48.4	£ 39.3